Investment- Equity Method and Joint Ventures Investment-Equity Method and Joint Ventures (Notes)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS-EQUITY METHOD AND JOINT VENTURES
INVESTMENTS - EQUITY METHOD AND JOINT VENTURES

For each of the following investments, we determined that the entities did not represent variable interest entities and consolidation was not required based on our voting interests. We have the ability to exercise significant influence over each of these investments through our participation in the management committees, which make all significant decisions. However, since we have equal influence over each committee as a joint interest partner and all significant decisions require consent of the other investor without regard to our economic interest, we have determined that we have joint control and have recorded these investments as joint ventures and applied the equity method of accounting.

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Watson Cogeneration Company (“Watson”) - As part of the Los Angeles Acquisition in 2013, we acquired a 51% interest in Watson which produces steam and electricity at a facility located at our Los Angeles refinery. Our transactions with Watson, which do not have intra-entity profits requiring elimination, consist of sales of fuel gas and water, purchases of steam and electricity and charges for general and administrative support.

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Vancouver Energy - We entered into an equally-owned joint venture in 2013 with Savage Companies to construct, own and operate a unit train unloading and marine loading terminal at Port of Vancouver, USA (the “Vancouver Energy” terminal)with a total capacity of 360 Mbpd allowing for the delivery of cost-advantaged North American crude oil to the U.S. West Coast. Our contribution to the project is expected to be between $95 million and $105 million.

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Three Rivers Gathering, L.L.C. (“TRG”) - TLLP acquired a 50% interest in TRG as part of its Rockies Natural Gas Business acquisition. TRG operates natural gas gathering assets within the southeastern Uinta Basin and is primarily supported by long-term, fee-based gas gathering agreements with minimum volume commitments.

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Uintah Basin Field Services, L.L.C. (“UBFS”) - TLLP acquired a 38% interest in UBFS as part of its Rockies Natural Gas Business acquisition. UBFS was originally formed to allow the partners to jointly develop the natural gas gathering infrastructure within a defined area of mutual interest located in the southeastern Uinta Basin and is supported by long-term, fee-based gas gathering agreements that contain firm throughput commitments, which generate fees whether or not the capacity is used, and is operated by TLLP.

The following table summarizes our equity method investments and joint ventures (in millions):

	Watson		Vancouver Energy	TLLP
				TRG		UBFS		Total
Balance at December 31, 2012	$—		$—	$—		$—		$—
Investments	111	(a)	5	—		—		116
Equity in earnings	11		—	—		—		11
Distributions received	(13)		—	—		—		(13)
Balance at December 31, 2013 (b)	109		5	—		—		114
Investments	13	(a)	5	39	(a)	18	(a)	75
Equity in earnings (loss)	10		(1)	1		—		10
Distributions received	(29)		—	—		—		(29)
Balance at December 31, 2014 (b)	$103		$9	$40		$18		$170
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(a)
Includes the preliminary fair value of the equity method interest in TRG and UBFS acquired as part of TLLP’s Rockies Natural Gas Business in 2014 and the final fair value Watson acquired in the Los Angeles Acquisition in 2013.

(b)
The carrying amount of our investments in Watson, TRG and UBFS exceeded the underlying equity in net assets by $70 million, $15 million, and $7 million, respectively, at December 31, 2014. Watson’s carrying amount at December 31, 2013 exceeded the underlying equity in net assets by $73 million. These basis differences are being amortized over the useful lives of the underlying fixed assets.